Motley Fool 100 Index ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Altaba, Inc. - Escrow Shares (a)(b)	8,565	$13,276

Aerospace & Defense - 0.3%
TransDigm Group, Inc.	2,538	3,180,038

Air Freight & Logistics - 0.3%
FedEx Corp.	10,496	3,176,824

Automobiles - 4.1%
Tesla, Inc. (b)(c)	138,577	47,831,237

Banks - 2.9%
JPMorgan Chase & Co.	124,674	31,133,591
Truist Financial Corp.	57,622	2,747,417
		33,881,008

Beverages - 0.2%
Monster Beverage Corp. (b)	42,183	2,325,549

Biotechnology - 1.5%
Amgen, Inc.	23,106	6,535,994
Biogen, Inc. (b)	3,903	626,939
Gilead Sciences, Inc.	53,579	4,960,344
Moderna, Inc. (b)(c)	1,234	53,136
Vertex Pharmaceuticals, Inc. (b)	11,102	5,197,179
		17,373,592

Broadline Retail - 6.2%
Amazon.com, Inc. (b)	335,125	69,669,136
Coupang, Inc. (b)	77,239	1,958,781
eBay, Inc. (c)	21,007	1,329,533
		72,957,450

Capital Markets - 1.7%
Charles Schwab Corp.	78,716	6,514,536
CME Group, Inc.	15,463	3,680,194
Intercontinental Exchange, Inc.	24,689	3,973,942
Moody's Corp.	7,838	3,918,843
Nasdaq, Inc.	24,761	2,054,915
		20,142,430

Chemicals - 0.6%
Ecolab, Inc.	12,217	3,039,223
Sherwin-Williams Co.	10,815	4,297,881
		7,337,104

Commercial Services & Supplies - 0.9%
Cintas Corp.	17,419	3,933,036
Copart, Inc. (b)	41,436	2,626,628
Waste Management, Inc.	17,274	3,942,272
		10,501,936

Communications Equipment - 0.5%
Arista Networks, Inc. (b)	13,511	5,483,034

Consumer Staples Distribution & Retail - 4.4%
Costco Wholesale Corp.	19,435	18,888,488
Walmart, Inc.	349,779	32,354,557
		51,243,045

Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.	36,836	1,792,808

Entertainment - 2.4%
Electronic Arts, Inc.	11,347	1,857,164
Netflix, Inc. (b)	18,875	16,738,539
ROBLOX Corp. - Class A (b)	21,941	1,099,902
Walt Disney Co.	72,430	8,508,352
		28,203,957

Financial Services - 8.4%
Berkshire Hathaway, Inc. - Class B (b)	93,709	45,263,321
Block, Inc. (b)	24,860	2,201,353
Mastercard, Inc. - Class A	39,821	21,222,204
PayPal Holdings, Inc. (b)	43,733	3,794,712
Visa, Inc. - Class A	83,063	26,171,490
		98,653,080

Ground Transportation - 1.3%
Old Dominion Freight Line, Inc.	9,185	2,067,911
Uber Technologies, Inc. (b)	90,408	6,505,760
Union Pacific Corp.	26,203	6,410,826
		14,984,497

Health Care Equipment & Supplies - 1.3%
Becton Dickinson & Co.	12,398	2,751,116
DexCom, Inc. (b)	7,500	584,925
IDEXX Laboratories, Inc. (b)	3,516	1,482,873
Intuitive Surgical, Inc. (b)	15,933	8,635,686
ResMed, Inc. (c)	6,320	1,573,807
		15,028,407

Health Care Providers & Services - 3.0%
CVS Health Corp.	54,151	3,240,937
HCA Healthcare, Inc.	11,101	3,632,469
McKesson Corp.	5,576	3,504,516
UnitedHealth Group, Inc.	40,289	24,584,348
		34,962,270

Health Care Technology - 0.1%
Veeva Systems, Inc. - Class A (b)	6,924	1,577,634

Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. - Class A (b)	15,928	2,167,960
Booking Holdings, Inc.	1,399	7,277,570
Chipotle Mexican Grill, Inc. (b)	58,939	3,625,927
DoorDash, Inc. - Class A (b)	17,684	3,191,608
Marriott International, Inc. - Class A	12,095	3,496,544
Starbucks Corp. (c)	48,773	4,997,282
		24,756,891

Industrial Conglomerates - 0.3%
3M Co.	23,640	3,156,649

Insurance - 0.8%
Aflac, Inc.	24,071	2,744,094
Progressive Corp.	25,166	6,766,634
		9,510,728

Interactive Media & Services - 9.7%
Alphabet, Inc. - Class C	391,454	66,738,992
Meta Platforms, Inc. - Class A	81,387	46,742,182
		113,481,174

IT Services - 0.6%
Cognizant Technology Solutions Corp. - Class A (c)	21,325	1,716,449
Gartner, Inc. (b)	3,304	1,711,241
MongoDB, Inc. (b)(c)	3,176	1,024,228
Snowflake, Inc. - Class A (b)	12,525	2,189,370
		6,641,288

Life Sciences Tools & Services - 0.1%
Illumina, Inc. (b)	5,058	729,111

Machinery - 0.2%
Cummins, Inc.	5,872	2,202,235

Media - 0.2%
Trade Desk, Inc. - Class A (b)	21,160	2,720,118

Oil, Gas & Consumable Fuels - 0.2%
Kinder Morgan, Inc.	95,548	2,701,142

Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	87,245	5,166,649
Eli Lilly & Co.	39,160	31,145,906
		36,312,555

Real Estate Management & Development - 0.1%
CoStar Group, Inc. (b)(c)	17,615	1,432,804

Semiconductors & Semiconductor Equipment - 13.2%
Advanced Micro Devices, Inc. (b)	72,106	9,891,141
Broadcom, Inc.	203,046	32,909,695
Lam Research Corp.	48,804	3,605,639
NVIDIA Corp.	783,307	108,292,193
		154,698,668

Software - 14.8%
Adobe Systems, Inc. (b)	19,753	10,191,165
Autodesk, Inc. (b)	9,216	2,690,150
Crowdstrike Holdings, Inc. - Class A (b)	10,526	3,641,680
Datadog, Inc. - Class A (b)	14,486	2,212,736
Fair Isaac Corp. (b)	1,037	2,462,906
Fortinet, Inc. (b)	32,926	3,129,616
Intuit, Inc.	12,557	8,058,204
Microsoft Corp.	237,347	100,506,961
Palo Alto Networks, Inc. (b)	13,971	5,418,233
Roper Technologies, Inc.	4,568	2,587,498
Salesforce, Inc.	42,148	13,908,419
ServiceNow, Inc. (b)	9,181	9,634,909
Synopsys, Inc. (b)	6,589	3,679,891
Workday, Inc. - Class A (b)	11,335	2,833,637
Zoom Communications, Inc. - Class A (b)	13,203	1,091,756
Zscaler, Inc. (b)	6,543	1,351,718
		173,399,479

Specialized REITs - 1.1%
American Tower Corp.	20,075	4,195,675
Crown Castle, Inc.	18,663	1,982,944
Digital Realty Trust, Inc.	14,093	2,757,859
Equinix, Inc.	4,076	4,000,513
		12,936,991

Specialty Retail - 1.6%
Home Depot, Inc.	43,571	18,697,623

Technology Hardware, Storage & Peripherals - 9.9%
Apple, Inc.	485,508	115,225,614

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. - Class B	58,637	4,618,837

Wireless Telecommunication Services - 1.1%
T-Mobile US, Inc.	51,718	12,771,243
TOTAL COMMON STOCKS (Cost $740,512,017)		1,166,642,326

SHORT-TERM INVESTMENTS - 2.4%		Value
Investments Purchased with Proceeds from Securities Lending - 2.4%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (d)	28,325,218	28,325,218
TOTAL SHORT-TERM INVESTMENTS (Cost $28,325,218)		28,325,218

TOTAL INVESTMENTS - 102.2% (Cost $768,837,235)		1,194,967,544
Liabilities in Excess of Other Assets - (2.2)%		(25,997,054)
TOTAL NET ASSETS - 100.0%		$1,168,970,490
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $13,276 or 0.0% of net assets as of November 30, 2024.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $28,340,212 which represented 2.4% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Motley Fool 100 Index ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,166,629,050	$–	$13,276	$1,166,642,326
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	28,325,218
Total Investments	$1,166,629,050	$–	$13,276	$1,194,967,544

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $28,325,218 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.